Income Taxes - Additional Information (Detail) $ in Thousands			12 Months Ended
	Aug. 16, 2022	Mar. 11, 2021 USD ($) Employee	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated			100.00%	100.00%	100.00%
Valuation allowance			$ 11,554	$ 10,468
Gross unrecognized tax benefits			7,783	7,874	$ 7,752	$ 6,727
Unrecognized tax benefits that, if recognized, would affect the effective tax rate			6,263	6,559
Estimated accrued interest and penalties resulting from unrecognized tax benefits			1,196	$ 1,471
Foreign subsidiaries earnings			$ 168,000
Corporate minimum tax rate			20.80%	19.70%	15.20%
Pillar Two Limit [Member]
Income Taxes [Line Items]
Corporate minimum tax rate			15.00%
America Rescue Plan Act of 2021 [Member]
Income Taxes [Line Items]
Number Of Additional Most Highly Compensated Individuals | Employee		5
Annual Cap On Compensation		$ 1,000
Inflation Reduction Act [Member]
Income Taxes [Line Items]
Percentage of excise tax on stock repurchases	1.00%		1.00%
Corporate minimum tax rate	15.00%
State and other [Member]
Income Taxes [Line Items]
Net operating loss carry forwards			$ 22,692
State and other [Member] | Minimum [Member]
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date			2026
Foreign [Member]
Income Taxes [Line Items]
Net operating loss carry forwards			$ 17,953
Foreign [Member] | Maximum [Member]
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date			2044
Foreign [Member] | Minimum [Member]
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date			2036
Federal [Member]
Income Taxes [Line Items]
Net operating loss carry forwards			$ 0